Subsequent Events (Details Narrative) - USD ($)																																	12 Months Ended
	Apr. 15, 2023	Apr. 15, 2022	Apr. 17, 2021	Apr. 15, 2021	Apr. 07, 2021	Apr. 05, 2021	Mar. 31, 2021	Mar. 26, 2021	Mar. 19, 2021	Mar. 18, 2021	Mar. 12, 2021	Mar. 02, 2021	Feb. 24, 2021	Feb. 23, 2021	Feb. 19, 2021	Feb. 18, 2021	Feb. 12, 2021	Feb. 04, 2021	Feb. 02, 2021	Feb. 02, 2021	Feb. 01, 2021	Jan. 29, 2021	Jan. 25, 2021	Jan. 22, 2021	Jan. 21, 2021	Jan. 20, 2021	Jan. 19, 2021	Jan. 11, 2021	Jan. 10, 2021	Jan. 05, 2021	Jul. 29, 2020	Apr. 07, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2021
Stock issued during period, value																																		$ 2,039,303
Value of shares issued during period for service rendered																																		$ 738,300
Common stock, par value																																	$ 0.001	$ 0.001
Share issued during convertible securities																																	$ 2,542,458	$ 387,280
Bankruptcy description																																	On October 30, 2020, CBAV1, LLC filed a voluntary petition under Chapter 11 of title 11 of the United States Code, as amended (the "Bankruptcy Code"). On October 30, 2020, Cloud b filed a voluntary petition under Chapter 7 of the Bankruptcy Code. On November 15, 2020, a prospective buyer entered into a non-binding letter of intent to purchase the CBAV1 Assets for $2,250,000.
Common Stock [Member]
Stock issued during period, shares																																		1,175,000
Stock issued during period, value																																		$ 1,175
Number of shares issued during period for service rendered																																		291,736
Value of shares issued during period for service rendered																																		$ 292
Share issued during convertible securities, shares																																	1,284,396	286,005
Share issued during convertible securities																																	$ 1,284	$ 286
CBAV 1, LLC [Member] | Forecast [Member]
Cash payment on assets held in auction	$ 200,000	$ 150,000		$ 2,650,000
Securities Purchase Agreement [Member] | Jefferson Street Capital, LLC. [Member] | Investor [Member]
Stock issued during period, shares																															14,266	10,700
Debt instrument, face amount																															$ 224,000	$ 168,000
Debt conversion price per share																															$ 2.05	$ 2.05
Employment Agreement [Member] | Brett Vroman [Member]
Annual base salary																																	$ 150,000	$ 150,000	$ 150,000
Subsequent Event [Member] | Trademarks [Member]
Stock issued during period, shares															25,000
Stock issued during period, value															$ 99,750
Subsequent Event [Member] | Consultant [Member]
Number of shares issued during period for service rendered																		25,000				100,000			58,000
Value of shares issued during period for service rendered																		$ 31,250				$ 327,000			$ 87,000
Subsequent Event [Member] | Employees [Member]
Stock issued during period, shares														450,000
Stock issued during period, value														$ 792,000
Number of shares issued during period for service rendered												30,000				13,705		255,000
Value of shares issued during period for service rendered												$ 40,800				$ 52,764		$ 351,900
Subsequent Event [Member] | Directors [Member]
Number of shares issued during period for service rendered																		210,000
Value of shares issued during period for service rendered																		$ 287,700
Subsequent Event [Member] | Consultant One [Member]
Number of shares issued during period for service rendered																		150,000
Value of shares issued during period for service rendered																		$ 20,550
Subsequent Event [Member] | Joint Venture [Member]
Stock issued during period, shares														25,000
Stock issued during period, value														$ 68,500
Subsequent Event [Member] | Counsel [Member]
Stock issued during period, shares														60,000
Stock issued during period, value														$ 231,000
Subsequent Event [Member] | Employees One [Member]
Number of shares issued during period for service rendered												50,000
Value of shares issued during period for service rendered												$ 68,000
Subsequent Event [Member] | Greentree Financing [Member]
Share issued during convertible securities, shares																		243,483
Share issued during convertible securities																		$ 486,966
Subsequent Event [Member] | Investment Banking Services [Member]
Stock issued during period, shares																				100,000
Stock issued during period, value																				$ 319,000
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares									250,750	150,425	100,167	1,505,502
Share issued during convertible securities									$ 501,500	$ 300,850	$ 200,334	$ 3,011,004
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares									501,750
Share issued during convertible securities									$ 1,003,500
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares									1,003,667
Share issued during convertible securities									$ 2,007,334
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares									1,003,667
Share issued during convertible securities									$ 2,007,334
Subsequent Event [Member] | Noteholder [Member]
Share issued during convertible securities, shares									1,003,667
Share issued during convertible securities									$ 2,007,334
Subsequent Event [Member] | Warrant [Member]
Stock issued during period, shares																25,000
Stock issued during period, value																$ 50,000
Subsequent Event [Member] | Common Stock [Member] | Consultants [Member]
Number of shares issued during period for service rendered												150,000
Value of shares issued during period for service rendered												$ 187,500
Subsequent Event [Member] | 2020 Omnibus Plan [Member]
Number of shares issued during period for service rendered																												100,000		150,000
Value of shares issued during period for service rendered																												$ 150,000		$ 225,000
Subsequent Event [Member] | Warrant [Member]
Stock issued during period, shares																				209				50,000
Stock issued during period, value																								$ 100,000
Subsequent Event [Member] | Warrant [Member] | Greentree Financing [Member]
Stock issued during period, shares																									350,000		200,000
Stock issued during period, value																									$ 525,000		$ 300,000
Subsequent Event [Member] | Placement Agent Warrant [Member]
Stock issued during period, shares																								51,129
Stock issued during period, value																								$ 76,694
Subsequent Event [Member] | Placement Agent Warrant One [Member]
Stock issued during period, shares																								67,744
Stock issued during period, value																								$ 101,616
Subsequent Event [Member] | Placement Agent Warrant Two [Member]
Stock issued during period, shares																								20,358
Stock issued during period, value																								$ 30,537
Subsequent Event [Member] | Placement Agent Warrant Three [Member]
Stock issued during period, shares																								20,358
Stock issued during period, value																								$ 30,537
Subsequent Event [Member] | Offering [Member] | Investor [Member]
Debt instrument, face amount																							$ 12,000,000
Common stock, par value																							$ 0.001
Debt instrument, interest rate, effective percentage																							6.00%
Debt conversion price per share																							$ 2.00
Subsequent Event [Member] | Offering [Member] | Event of Default [Member] | Investor [Member]
Debt instrument, interest rate, effective percentage																							12.00%
Subsequent Event [Member] | Satisfaction of Compensation Due [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												16,667
Value of shares issued during period for service rendered												$ 20,000
Subsequent Event [Member] | Satisfaction of Compensation Due One [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												79,167
Value of shares issued during period for service rendered												$ 95,000
Subsequent Event [Member] | Satisfaction of Compensation Due Two [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												83,333
Value of shares issued during period for service rendered												$ 100,000
Subsequent Event [Member] | Satisfaction of Compensation Due Three [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												75,000
Value of shares issued during period for service rendered												$ 90,000
Subsequent Event [Member] | Additional Incentive [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												5,000
Value of shares issued during period for service rendered												$ 7,850
Subsequent Event [Member] | Additional Incentive One [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												20,000
Value of shares issued during period for service rendered												$ 26,600
Subsequent Event [Member] | Additional Incentive Two [Member] | Common Stock [Member] | Director [Member]
Number of shares issued during period for service rendered												10,000
Value of shares issued during period for service rendered												$ 13,900
Subsequent Event [Member] | Jefferson Street Capital, LLC. [Member]
Stock issued during period, shares																					27,415					27,415
Stock issued during period, value																					$ 87,454					$ 43,041
Subsequent Event [Member] | CBAV 1, LLC [Member]
Bankruptcy description											On March 12, 2021, the bankruptcy court approved the sale of the CBAV1, LLC Assets to the winning bidder at the auction held for a total sum of $3,000,000, contingent upon a cash payment at closing which is anticipated on April 15, 2021 in the amount of $2,650,000 and additional payments in the amount of $150,000 on April 15, 2022 and $200,000 on April 15, 2023.
Purchase of asset											$ 3,000,000
Subsequent Event [Member] | Platform License Agreement [Member] | Honey Badger Media, LLC [Member]
Stock issued during period, shares																														750,000
Stock issued during period, value																														$ 1,125,000
Subsequent Event [Member] | Second Amendmentt [Member] | Equity Trust Company [Member]
Number of shares issued during period for service rendered																													20,000
Payment of incentive																	$ 20,000							$ 20,000
Subsequent Event [Member] | Second Amendmentt [Member] | Equity Trust Company [Member] | Restricted Common Stock [Member]
Stock issued during period, value																													$ 15,000
Subsequent Event [Member] | Second Amendmentt [Member] | Richard O'Leary [Member]
Number of shares issued during period for service rendered																													5,000
Payment of incentive																													$ 5,000
Subsequent Event [Member] | Second Amendmentt [Member] | Richard O'Leary [Member] | Restricted Common Stock [Member]
Stock issued during period, value																													$ 5,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Stock issued during period, value														$ 10,000,000
Common stock, par value														$ 0.001
Debt instrument, interest rate, effective percentage														12.00%
Debt conversion price per share														$ 4.847
Ownership percentage																							250.00%
Warrant, exercise price																							$ 2.00
Number of warrants to purchase common stock																							15,000,000
Warrant term														5 years
Debt instrument, interest rate														6.00%
Debt maturity date														Feb. 23, 2022
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Warrant, exercise price																						$ 2.20
Number of warrants to purchase common stock																						1,500,000
Warrant percentage equal to common stock																						100.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Placement Agent [Member]
Proceeds from related party																							$ 1,080,000
Gross proceeds from agent percentage																							8.00%
Warrant percentage equal to common stock																							8.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Additional Plus [Member]
Gross proceeds from agent percentage																							1.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement Offerings [Member]
Stock issued during period, value																						$ 3,300,000
Common stock, par value																						$ 0.001
Number of shares issued during period of restricted stock																						1,500,000
Warrant term																						5 years
Subsequent Event [Member] | Registration Rights Agreement [Member] | Investor [Member]
Debt converted instrument amount																							$ 11,000,000
Agreement description																							The Company also entered into a Registration Rights Agreement with the Investor (the "Registration Rights Agreement"). The Registration Rights Agreement provides that the Company shall (i) file with the Securities and Exchange Commission (the "Commission") a Registration Statement by 30 days following the Closing Date to register the Conversion Shares and Warrant Shares (the "Registration Statement"); and (ii) use all commercially reasonable efforts to have the Registration Statement declared effective by the Commission within 60 days following the Closing Date or at the earliest possible date, or 75 days following the Closing Date if the Registration Statement receives comments from the Commission.
Subsequent Event [Member] | Employment Agreement [Member] | Christopher Ferguson [Member]
Agreement description																				The Base Salary shall be payable in accordance with the Company's normal payroll procedures in effect from time to time. The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. The Executive shall be entitled to 150,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																				3 years
Annual base salary																				$ 200,000
Common stock vested shares																				120,000
Common stock vested value																				$ 25,042,464
Subsequent Event [Member] | Employment Agreement [Member] | Christopher Ferguson [Member] | Minimum [Member]
Annual base salary																				$ 15,000
Subsequent Event [Member] | Employment Agreement [Member] | Brett Vroman [Member]
Agreement description																				The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of this agreement, the Executive is entitled to a one-time past performance bonus for the work completed in fiscal years 2018, 2019 and 2020 of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																				3 years
Annual base salary																				$ 200,000
Common stock vested shares																				120,000
Common stock vested value																				$ 25,042,464
Subsequent Event [Member] | Employment Agreement [Member] | Brett Vroman [Member] | Minimum [Member]
Annual base salary																				$ 15,000
Subsequent Event [Member] | Employment Agreement [Member] | Brian Mc Fadden [Member]
Agreement description																			The Base Salary due of shares, shall be payable within the first 30 days of the year. On each anniversary of the Agreement, the base salary will increase no less than $15,000 ("minimum"). For 2021, the Executive shall receive a cash bonus in the amount equal to 30% of the annual Base Salary, and an award of 200% shares of the Company's common stock, which shall vest in their entirety on issuance (the "Principal Market"), which shall be received by the Executive no later than the first 30 days of the current fiscal year. Upon the execution of the Agreement, the Executive is entitled to a one-time signing bonus of 150,000 shares of the Company's common stock, which shall vest in their entirety on issuance. The Executive shall be entitled to100,000 shares of the Company's common stock, due immediately upon an increase of 2.5 times the Enterprise Value on a 5-day closing average from the effectiveness of the Agreement.
Agreement term																			3 years
Annual base salary																			$ 200,000
Common stock vested shares																			120,000
Common stock vested value																			$ 25,042,464
Subsequent Event [Member] | Employment Agreement [Member] | Brian Mc Fadden [Member] | Minimum [Member]
Annual base salary																			$ 15,000
Subsequent Event [Member] | Employment Agreement [Member] | Common Stock [Member] | Employees [Member]
Stock issued during period, shares					525,541
Stock issued during period, value					$ 924,952
Subsequent Event [Member] | Note Agreement [Member]
Stock issued during period, shares																		25,000
Stock issued during period, value																		$ 40,750
Subsequent Event [Member] | Settlement Agreement [Member]
Commitment description						Under the terms of the Settlement, the Company is to make payment in the amount of $25,000 on or before April9, 2021. The Company made the payment on April 8, 2021.
Subsequent Event [Member] | Settlement Agreement [Member] | Oceanside Traders, LLC [Member]
Commitment description													Under the terms of the Settlement Agreement, the Settling Defendants agreed to pay the Plaintiff the sum of $150,000 within one business day of execution of the Settlement Agreement. In exchange, the Plaintiff agreed to dismiss the Amended Complaint in its entirety and with prejudice against the Settling Defendants. The Company made payment in the amount of $150,000 on February 25, 2021.
Subsequent Event [Member] | Asset Purchase Agreement [Member] | CBAV 1, LLC [Member]
Held in escrow											$ 700,000
Subsequent Event [Member] | Placement Agent Agreement [Member]
Stock issued during period, shares								96,000
Stock issued during period, value								$ 192,000
Subsequent Event [Member] | Termination Agreement [Member]
Payout for early termination																																				$ 14,135
Subsequent Event [Member] | Consulting Agreements [Member]
Number of shares issued during period for service rendered					150,000
Value of shares issued during period for service rendered					$ 382,500
Agreement term							6 months
Subsequent Event [Member] | Consulting Agreements [Member] | Consultant [Member]
Number of shares issued during period for service rendered							50,000
Subsequent Event [Member] | Consulting Agreements [Member] | 60-Day Anniversary [Member]
Number of shares issued during period for service rendered							50,000
Subsequent Event [Member] | Employment Agreement One [Member] | Common Stock [Member] | Employees [Member]
Stock issued during period, shares					475,451
Stock issued during period, value					$ 836,794
Subsequent Event [Member] | Employment Agreement Two [Member] | Common Stock [Member] | Employees [Member]
Stock issued during period, shares					597,273
Stock issued during period, value					$ 1,051,200
Subsequent Event [Member] | Amended Operating Agreement [Member] | Preferred Stock [Member] | Employees [Member]
Stock issued during period, shares			1,000,000
Exchange of shares			1,000,000
Subsequent Event [Member] | Earn-Out Targets [Member] | Preferred Stock [Member]
Stock issued during period, shares			4,000,000